Accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 segment
Accounting policies
Percentage of right of use assets recognized in joint venture	100.00%
Percentage of interest rate on accumulated severance amount	12.00%
Number of business segments	4
Bottom of range
Accounting policies
Percentage of interest acquired	20.00%
Top of range
Accounting policies
Percentage of interest acquired	50.00%